Commitment and contingencies - Additional Information (Details) (USD $)	4 Months Ended	6 Months Ended
	May 03, 2010 Companys vessel release of detention [Member]	Jun. 30, 2012 Retroactive levy of import export duties [Member]	Jun. 30, 2011 Fine For Failure To Update Oil Record Book [Member]	Jun. 30, 2012 Ocean Rig Corcovado [Member]
Security Paid For Release Of Vessel	$ 1,500,000
Payments for Legal Settlements		6,100,000	2,400,000
Amount Reimbursed To Related Party			2,000,000
Loss of hire insurance recoveries recognized as revenue				$ 24,600,000